Note 6 - Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(In Thousands)
2015	$41,354
2016	9,623
2017	5,003
2018	3,063
2019	2,603
Total	$61,646